Share Based Compensation - Summary of Stock Purchase Plans (Detail) - Ericsson Share Purchase Plan [Member]	12 Months Ended
Dec. 31, 2021 Employee Country
Disclosure of Detailed Information About Stock Purchase Plans [Line items]
Number of participants	9,314
Take-up rate – percent of eligible employees	15.80%
Number of eligible employees	58,900
Number of countries launched the plan | Country	58